Fees and Expenses - JPMorgan U.S. Research Enhanced Large Cap ETF	Jun. 30, 2025
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The management fee has been restated to reflect the reduction of the fee to 0.18% of the Fund’s average daily net assets effective May 13, 2026.
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES1(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/27 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE: